ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	December 31,
	2022	2023
	RMB	RMB

User traffic direction fees	269,446	348,629
Payable to financial institution partners (1)	475,203	248,251
Accrued payroll and welfare	402,647	464,699
Payable for third-party service fee	298,019	307,501
Payable to shareholder of non-controlling interests (2)	221,323	230,881
Dividend payable	177,518	—
Lease liability	30,704	29,143
Accruals for purchase of property and equipment	9,901	118,144
Others	119,790	268,791
Total	2,004,551	2,016,039
(1)	Payable to financial institution partners mainly include amounts collected from the borrowers but have not been transferred to the financial institution partners due to holiday breaks.
(2)	Payable to shareholder of non-controlling interests mainly includes loans from non-controlling shareholder Shanghai Changfeng Investment (Group) Co., Ltd.( “Changfeng”) to acquire land use right.